Acquisitions Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Goodwill [Roll Forward]
Beginning balance	$ 31,269	$ 31,269	$ 31,426	$ 27,810
Acquisitions			0	3,600
Dispositions			0	0
Other, net		(20)	(157)	(16)
Segment Recast	0	0
Ending balance	31,269	31,289	31,269	31,426
Media Networks
Goodwill [Roll Forward]
Beginning balance	19,388	19,388	16,325	16,345
Acquisitions			0	0
Dispositions			0	0
Other, net		0	3,063	(20)
Segment Recast	(3,399)	(3,399)
Ending balance	15,989	15,989	19,388	16,325
Parks and Resorts
Goodwill [Roll Forward]
Beginning balance	291	291	291	291
Acquisitions			0	0
Dispositions			0	0
Other, net		0	0	0
Segment Recast	(291)	(291)
Ending balance	0	0	291	291
Studio Entertainment
Goodwill [Roll Forward]
Beginning balance	7,164	7,164	6,817	6,830
Acquisitions			0	0
Dispositions			0	0
Other, net		(9)	347	(13)
Segment Recast	(70)	(70)
Ending balance	7,094	7,103	7,164	6,817
Consumer Products and Interactive
Goodwill [Roll Forward]
Beginning balance	4,426	4,426	4,393	4,344
Acquisitions			0	0
Dispositions			0	0
Other, net		0	33	49
Segment Recast	(4,426)	(4,426)
Ending balance	0	0	4,426	4,393
Parks, Experiences & Consumer Products
Goodwill [Roll Forward]
Beginning balance	0	0	0	0
Acquisitions			0	0
Dispositions			0	0
Other, net			0	0
Segment Recast	4,487
Ending balance	4,487		0	0
Parks, Experiences and Products
Goodwill [Roll Forward]
Beginning balance	0	0
Other, net		0
Segment Recast		4,487
Ending balance		4,487	0
Direct-to-Consumer & International
Goodwill [Roll Forward]
Beginning balance	0	0	0	0
Acquisitions			0	0
Dispositions			0	0
Other, net		(11)	0	0
Segment Recast	3,699	3,699
Ending balance	3,699	3,710	0	0
Unallocated
Goodwill [Roll Forward]
Beginning balance	0	$ 0	3,600	0
Acquisitions			0	3,600
Dispositions			0	0
Other, net			(3,600)	0
Segment Recast	0
Ending balance	$ 0		$ 0	$ 3,600